Related Party Balances and Transactions - Summary of Loan Extended to Related Party (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	¥ 2,830	$ 412
Service Agreements [Member] | PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 2,830			¥ 11,000